Schedule of Investments
December 31, 2023 (unaudited)
The Adirondack Small Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 91.91%

Crude Petroleum & Natural Gas - 3.94%
CNO Financial Group, Inc.	28,800	803,520
Hillman Solutions Corp. Class A (2)	66,837	615,569

		1,419,089

Agriculture Production-Crops - 3.22%
Dole PLC (Ireland)	94,133	1,156,895

Air Transportation Scheduled - 1.22%
Alaska Air Group, Inc. (2)	11,172	436,490

Apparel & Other Finished Products of Fabrics & Similar Material - 3.34%
Under Armour, Inc. Class A (2)	136,945	1,203,747

Business Services - 3.82%
Conduent, Inc. (2)	377,538	1,378,014

Construction Special Trade Contractors - 0.53%
Matrix Service Co. (2)	19,612	191,805

Crude Petroleum & Natural Gas - 6.45%
Antero Resources Corp. (2)	42,274	958,774
CNX Resources Corp. (2)	37,035	740,700
Tetra Technologies, Inc. (2)	138,234	624,818

		2,324,292

Deep Sea Foreign Transportation of Freight - 1.42%
Ardmore Shipping Corp. (Bermuda)	36,458	513,693

Electric Lighting & Wiring Equipment - 2.62%
LSI Industries, Inc.	67,165	945,683

Electric & Other Services Combined - 1.94%
Allete, Inc.	11,460	700,894

Electric Services - 1.10%
Talen Energy Corp. (2)	6,225	398,400

Electrical Industrial Apparatus - 0.11%
Graftech International Ltd. (2)	17,506	38,338

Fire, Marine & Casualty Insurance - 8.30%
SiriusPoint Ltd. (Bermuda) (2)	119,021	1,380,644
Tiptree, Inc. Class A	55,281	1,048,128
United Fire Group, Inc.	28,106	565,493

		2,994,265

Footwear, (No Rubber)- 0.78%
Wolverine World Wide, Inc.	31,437	279,475

Glass Containers - 3.48%
O-I Glass, Inc. (2)	76,525	1,253,479

Household Audio & Video Equipment - 1.74%
Knowles Corp. (2)	35,099	628,623

Industrial Inorganic Chemicals - 1.46%
Tronox Holdings PLC Class A (United Kingdom)	37,185	526,540

Laboratory Analytical Instruments - 1.23%
Harvard Bioscience, Inc. (2)	82,578	441,792

Life Insurance - 5.00%
Genworth Financial, Inc. Class A (2)	201,084	1,343,241
National Western Life Group, Inc. Class A	950	458,869

		1,802,110

Meat Packing Plants - 1.30%
Seaboard Corp.	131	467,683

Metal Mining - 4.12%
Cleveland Cliffs, Inc. (2)	33,100	675,902
Ferroglobe PLC (United Kingdom) (2)	124,523	810,645

		1,486,547

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.65%
MDU Resources Group, Inc.	30,123	596,435

Oil & Gas Field Machinery & Equipment - 0.83%
Drilling Tools International Corp. (2)	93,581	299,459

Plastics, Foil & Coated Paper Bags - 3.02%
Pactiv Evergreen, Inc.	79,541	1,090,507

Printed Circuit Boards - 3.32%
Celestica, Inc. (Canada) (2)	10,060	294,557
Sanmina Corp. (2)	4,564	234,453
TTM Technologies, Inc. (2)	42,190	667,024

		1,196,034

Retail-Apparel & Accessory Stores - 0.79%
Hanesbrands, Inc. (2)	63,908	285,030

Retail-Miscellaneous Retail - 1.79%
EZCORP, Inc. Class A (2)	73,839	645,353

Security Brokers, Dealers & Flotation Companies - 2.15%
Virtu Financial, Inc. Class A	38,228	774,499

Semiconductors & Related Devices- 0.36%
Photronics, Inc. (2)	4,100	128,617

Services-Computer Integrated Systems Design - 6.51%
Kyndryl Holdings, Inc. (2)	62,909	1,307,249
Unisys Corp. (2)	63,776	358,421
Veradigm, Inc. (2)	64,843	680,203

		2,345,873

Services- Engineering Services - 0.87%
Mistras Group, Inc. (2)	43,028	314,965

Special Industry Machinery - 1.30%
Manitex International, Inc. (2)	53,605	468,508

State Commercial Banks - 3.37%
Trustco Bank Corp. NY	39,110	1,214,365

Surgical & Medical Instruments & Apparatus - 3.97%
Accuray, Inc. (2)	177,208	501,499
Orthofix Medical, Inc. (2)	69,078	931,171

		1,432,670

Telephone & Telegraph Apparatus - 3.06%
ADTRAN, Inc.	82,730	607,238
Ciena Corp. (2)	5,946	267,629
Infinera Corp. (2)	47,827	227,178

		1,102,045

Water Supply - 1.82%
Pure Cycle Corp. (2)	62,828	657,809

Total Common Stock	(Cost $ 25,982,725)	33,140,023

Real Estate Investment Trusts - 2.36%

Brixmor Property Group, Inc.	15,570	362,314
Healthcare Realty Trust, Inc. (2)	6,784	116,888
JBG Smith Properties	21,779	370,461

Total Real Estate Investment Trusts	(Cost $ 586,496)	849,663

Money Market Registered Investment Companies - 5.92%

Federated Treasury Obligation Fund - Institutional Shares - 5.210% (4)	2,133,235	2,133,235

Total Money Market Registered Investment Companies	(Cost $ 2,133,235)	2,133,235

Total Investments - 100.18%	(Cost $ 28,702,456)	36,122,921

Liabilities in Excess of Other Assets - -.18%		(65,437)

Total Net Assets - 100.00%		36,057,484

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$36,122,921	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$36,122,921	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at December 31, 2023.